Investments (PCI Investments by Invested Asset Class) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 239	$ 291
Carrying value	132	138
Fixed Maturity Securities
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	5,287	5,319
Carrying value	$ 4,170	$ 4,109